Defined Contribution Plan, Pension and Other Post-Retirement Benefit Plans - Summary of Fair Values of Pension Plan Assets by Asset Category and by Level (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plans assets	$ 20,591	$ 23,052
Insurance contracts and other
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plans assets	20,591	23,052
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plans assets	0	0
Level 1 | Insurance contracts and other
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plans assets	0	0
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plans assets	20,591	23,052
Level 2 | Insurance contracts and other
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plans assets	20,591	23,052
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plans assets	0	0
Level 3 | Insurance contracts and other
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plans assets	$ 0	$ 0